As filed with the Securities and Exchange Commission on June 25, 2026

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	Pre-Effective Amendment No.__
	☒	Post-Effective Amendment No. 152

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	☒	Amendment No. 155

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

575 5th Avenue, 14th Floor
New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Maurits Pot

Tema ETFs LLC

575 5th Avenue, 14th Floor

New York, New York 10017

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On July 24, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 11 to the Registration Statement of Tema ETF Trust on behalf of Tema Saudi Arabia Vision 2030 ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 3, 2024 (Accession Number 0001999371-24-006987), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until July 24, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of London, United Kingdom, on the 25th day of June 2026.

Tema ETF Trust

By:	/s/ Maurits Pot
Name:	Maurits Pot
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ Maurits Pot	President	June 25, 2026
Maurits Pot

	*	Trustee	June 25, 2026
Richard Keary

	*	Trustee	June 25, 2026
John Jacobs

	*	Trustee	June 25, 2026
Robert Sherry

	/s/ Steve Munroe	Trustee	June 25, 2026
Steve Munroe

	/s/ Frederick C. Teufel, Jr.	Treasurer and Principal Financial Officer	June 25, 2026
Frederick C. Teufel, Jr.

*By	/s/ Maurits Pot
Maurits Pot

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.